BORROWINGS - Narrative (Details) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Aug. 31, 2020	Dec. 31, 2019	Aug. 31, 2019	Oct. 31, 2017
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 23,776,000,000		$ 22,399,000,000
Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 310,000,000
Revolving Credit Facility | Floating interest rate | LIBOR or Bankers' Acceptance Rate
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate		2.50%
Revolving Credit Facility | Floating interest rate | Base Rate or Prime Rate
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate		1.50%
Brookfield Credit Agreements
Disclosure of detailed information about borrowings [line items]
Credit facility, increase in maximum borrowing capacity	$ 500,000,000	$ 500,000,000
Credit facility, maximum borrowing capacity		$ 2,075,000,000	$ 500,000,000		$ 500,000,000	$ 500,000,000
Renewal period		1 year
Brookfield Credit Agreements | Floating interest rate | LIBOR or Bankers' Acceptance Rate
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate		3.45%
Brookfield Credit Agreements | Floating interest rate | Base Rate or Prime Rate
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate		2.45%